GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the years ended December 31, 2025, 2024 and 2023 include the following:

	Years Ended December 31,
	2025	2024	2023
Salaries, wages, bonuses, and other benefits	$6,233,904	$7,645,095	$10,630,328
Professional and consulting fees	7,798,374	5,923,530	6,281,371
Marketing	2,188,579	1,418,186	2,821,845
Insurance	1,111,164	1,013,213	1,330,582
Other	675,915	445,398	1,355,592
(Reversal)/provision for doubtful debts	(267,488)	(578,225)	2,764,577
Stock-based compensation	7,574,295	4,217,563	532,466
Utilities	241,250	424,940	896,588
Travel	344,394	174,088	966,336
Development charges	616,765	811,583	879,438
Rent expense	275,574	317,493	384,185
Repairs and maintenance	121,988	10,916	392,698
Athletic program expenses	-	81,343	398,896
Cost of Fund Raised	835,000	-	-
	$27,749,714	$21,905,123	$29,634,902